Earnings per Share	3 Months Ended
Mar. 31, 2014
Earnings Per Share [Abstract]
Earnings per Share
6. Earnings per Share

Basic earnings per share (“EPS”) is computed by dividing income available to common shareholders by the weighted-average number of shares of common stock outstanding for the period.  Diluted EPS reflects the potential dilution that could occur if securities or other contracts to issue common stock (such as stock options) were exercised or converted into common stock or resulted in the issuance of common stock that then shared in earnings. Unvested share-based payment awards, which include the right to receive non-forfeitable dividends, are considered to participate with common stock in undistributed earnings for purposes of computing EPS.

The Company’s unvested restricted stock awards are participating securities, and therefore, are included in the computation of both basic and diluted earnings per common share.  EPS is calculated using the two-class method, under which calculations (1) exclude from the numerator any dividends paid or owed on participating securities and any undistributed earnings considered to be attributable to participating securities and (2) exclude from the denominator the dilutive impact of the participating securities.

The following is a reconciliation of earnings available to common shareholders and basic weighted-average common shares outstanding to diluted weighted average common shares outstanding, reflecting the application of the two-class method:

	Three Months Ended
	March 31,
	2014	2013
	(In thousands, except per share data)
Net income	$1,123	$1,012
Preferred stock dividends and net accretion	(27)	(27)
Dividends and undistributed earnings allocated to participating securities	(34)	(16)
Net income available to common shareholders	$1,062	$969

Weighted average shares outstanding, basic	3,762	3,149
Effect of dilutive equity-based awards	34	48
Weighted average shares outstanding, diluted	3,796	3,197
Net earnings per common share:
Basic earnings per common share	$0.28	$0.31
Diluted earnings per common share	0.28	0.30